Loans and borrowings	12 Months Ended
Dec. 31, 2024
Loans and Borrowings
Loans and borrowings

28.Loans and borrowings

	31 December	31 December
Long-term borrowings	2024	2023
Unsecured bank loans	25,595,454	36,809,354
Secured bank loans	6,600,324	5,703,670
Lease liabilities	3,777,631	2,390,599
Debt securities issued	16,461,755	38,759,036
	52,435,164	83,662,659

	31 December	31 December
Short-term borrowings	2024	2023
Unsecured bank loans	28,982,083	28,254,091
Secured bank loans	1,222,252	1,117,148
Lease liabilities	1,044,893	1,114,322
Debt securities issued	20,655,867	7,251,528
	51,905,095	37,737,089

28.Loans and borrowings (continued)

The Company has obtained approval from CMB on 28 June 2024 for issuance of debt securities to 8,000,000 TL, the Company has issued debt securities up on 10 October 2024, amounting 1,870,000 TL with the maturity of 30 January 2025.

Turkcell Superonline obtained approval from the CMB on 21 December 2023, for the issuance of sukuk up to 3,000,000 TL. In the fourth quarter of 2024, two lease certificates, each worth TL 300,000, were issued in November and December 2024, with maturities in April and May 2025, respectively.

Turkcell Finansman A.Ş. has redeemed corporate bonds on 11 November 2024, with a nominal value of TRY 160,300. The Company’s issuance limit amounting to TRY 1,000,000, which was obtained for one year on 1 December 2023, has expired and no new issuance limit application has been made as of 31 December 2024.

Turkcell Ödeme obtained approval from CMB on 21 November 2024 for the issuance of sukuk up to TL 1,500,000. During December 2024, Turkcell Ödeme issued several sukuks, each with in 2025 maturity for a total amount of TL 300,000. As of 31 December 2024, the outstanding issuance limit is TL 300,000.

Terms and conditions of outstanding loans are as follows:

			31 December 2024			31 December 2023
		Interest	Payment	Nominal	Carrying	Payment	Nominal	Carrying
	Currency	rate type	period	interest rate	amount	period	interest rate	amount
Unsecured Bank Loans	EUR	Floating	2025-2030	Euribor+2%-Euribor+4.0%	31,951,968	2024-2028	Euribor+2.0%-Euribor+4.0%	37,272,708
Unsecured Bank Loans	TRY	Fixed	2025-2027	24.4%-67.3%	14,419,059	2024-2025	11.5%-58.9%	17,241,862
Unsecured Bank Loans	USD	Floating	2026-2029	Sofr+ 2.2%	5,111,643	2024-2028	Sofr 2.2%	6,472,710
Unsecured Bank Loans	CNY	Fixed	2026-2028	5.2%-5.5%	2,570,134	2024-2028	5.2%-5.5%	3,265,249
Unsecured Bank Loans	EUR	Fixed	2025	5.0%	370,134	2024	6.0%	498,729
Unsecured Bank Loans	USD	Fixed	2026	2.56%	154,599	2024-2026	2.6%	289,293
Unsecured Bank Loans	BYR	Fixed	-	-	-	2024	14%	22,894
Secured bank loans	USD	Fixed	2029-2033	1.5%-3.8%	4,142,583	2024-2033	1.5%-3.8%	5,591,030
Secured bank loans	USD	Floating	2026-2028	Sofr+0.6% & Sofr+1.6%	788,460	2024-2028	Sofr+0.6% & Libor+1.6%	1,229,788
Secured bank loans	EUR	Floating	2036	Euribor+0.7%	1,125,022	-	-	-
Secured bank loans	CNY	Fixed	2034	4.0%	1,766,511	-	-	-
Debt securities issued	USD	Fixed	2025-2028	5.8%	34,114,065	2024-2028	5.8%	41,047,910
Debt securities issued	TRY	Fixed	2025	42.0%-49.5%	3,003,557	2024	29.5%-45.0%	4,962,654
Lease liabilities	TRY	Fixed	2025-2069	7.5%-62.3%	3,959,814	2024-2057	9.8%-45.0%	2,266,451
Lease liabilities	GBP	Fixed	2025	2.7%-5.9%	61	-	-	-
Lease liabilities	EUR	Fixed	2025-2034	2.9%-10.3%	350,365	2024-2034	1.0%-11.0%	588,931
Lease liabilities	BYN	Fixed	2025-2037	10.8%-20.0%	464,845	2024-2037	10.8%-20.0%	599,980
Lease liabilities	USD	Fixed	2025-2037	4.0%-11.6%	47,439	2024-2052	3.9%-11.6%	49,559
					104,340,259			121,399,748